CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 131,394	$ (4,891)	$ 3,311,639
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(18,916)		(97,231)
Unrealized gain on marketable securities held in Trust Account	(21,009)		(3,392)
Change in fair value of warrant liabilities	(868,875)		(4,720,125)
Transaction costs allocated to warrant liabilities	675,351		675,351
Changes in operating assets and liabilities:
Prepaid expenses	(299,716)		(23,750)
Accrued offering costs			(32,966)
Accrued expenses	11,073		211,548
Net cash used in operating activities	(390,698)	(4,891)	(678,926)
Cash Flows from Investing Activities:
Investment of cash into trust Account	(241,500,000)		(241,500,000)
Net cash used in investing activities	241,500,000		(241,500,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts paid	236,250,000		236,250,000
Proceeds from sale of Private Placements Units	6,750,000		6,750,000
Proceeds from promissory note - related party	44,708	43,556	44,708
Repayment of convertible promissory note - related party	(88,264)		(88,264)
Payment of offering costs	(253,314)	(37,665)	(253,314)
Net cash provided by financing activities	(242,703,130)	5,891	242,703,130
Net Change in Cash	(812,432)	1,000	524,204
Cash - Beginning	1,000		1,000
Cash - Ending	813,432	1,000	525,204	$ 1,000
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		17,966		$ 32,966
Subsequent measurement of Class A ordinary shares to redemption amount	25,155,460		25,216,158
Deferred underwriting fee payable	9,082,500		9,082,500
Initial classification of warrant liabilities	$ 11,422,875		$ 11,422,875
Offering costs paid by Sponsor in exchange for issuance of founder shares		$ 25,000